Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 12:- ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss), net of taxes, for the year ended December 31, 2024:

	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$(8,604)	$594	$800	$(7,210)
Other comprehensive income before reclassifications	7,100	(89)	-	7,011
Amounts reclassified from accumulated other comprehensive income	(164)	(505)	-	(669)

Net current period other comprehensive income	6,936	(594)	-	6,342

Ending Balance	$(1,668)	$-	$800	$(868)